Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

Year	Summary Compensation Table Total for PEO Flanagan (1) ($)	Compensation Actually Paid to PEO Flanagan (1)(2) ($)	Summary Compensation Table Total for Former PEO Kessler (3) ($)	Compensation Actually Paid to Former PEO Kessler (3)(2) ($)	Summary Compensation Table Total for Former PEO Rintoul (4) ($)	Compensation Actually Paid to Former PEO Rintoul (4)(2) ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (5) ($)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (5) (6) ($)	Value of Initial Fixed $100 Investment Based On:		Net (Loss) Income (in 000s) ($)	Adjusted EBITDA (7) (in 000s) ($)
									GrafTech Total Stockholder Return	NYSE Arca Steel Index (TR) Total Stockholder Return
2023	1,535,021	808,453	3,521,684	674,631	N/A	N/A	1,423,584	727,028	$19	$238	(255,250)	20,484
2022	N/A	N/A	1,407,268	1,153,710	1,406,150	1,405,993	1,538,305	1,097,819	$42	$179	382,962	536,464
2021	N/A	N/A	N/A	N/A	3,445,257	4,377,435	6,471,272	6,656,296	$104	$156	388,330	669,940
2020	N/A	N/A	N/A	N/A	2,433,525	2,691,429	1,146,426	1,248,844	$93	$121	434,374	658,946

(1)
Mr. Flanagan was appointed Interim Chief Executive Officer and President as of November 15, 2023. Mr. Flanagan previously served as our Chief Financial Officer, Senior Vice President Finance and Treasurer since November 29, 2021. Our principle executive officer is referred to as the “PEO” in this disclosure. Mr. Flanagan was one of our PEOs during 2023.

(2)
“Compensation actually paid” to our Interim CEO and each of our former CEOs in each of 2023, 2022, 2021, and 2020 (each, a “Covered Year”), as applicable, reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not necessarily reflect the actual amount of compensation earned by or paid to our Interim CEO or each of our former CEOs during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the Interim CEO’s and each of our former CEOs’ compensation for each fiscal year, please see the “
Compensation Discussion
 & Analysis
” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022		2023
	Rintoul	Rintoul	Rintoul	Kessler	Flanagan	Kessler
SCT Total Compensation	$2,433,525	$3,445,257	$1,406,150	$1,407,268	$1,535,021	$3,521,684
Less: Stock Award Values Reported in SCT for the Covered Year	$(765,850)	$(1,170,960)	—	$(446,112)	$(612,905)	$(2,005,011)
Less: Option Award Values Reported in SCT for the Covered Year	$(259,307)	$(662,909)	—	$(244,961)	$(130,866)	$(545,275)
Plus: Covered Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$1,426,122	$903	$255	$437,515	$153,054	$421,261
Change in Fair Value (from Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Year	$85,601	—	$(412)	—	$(148,367)	—
Change in Fair Value (from Prior Year-End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year	$(145,001)	$675,793	—	—	$12,515	$70,374
Fair Value as of Vesting Date for Stock and Option Awards Granted and Vested in the Covered Year	$(83,661)	$2,089,351	—	—	—	—
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited in the Covered Year	—	—	—	—	—	$(788,402)
Compensation Actually Paid	$2,691,429	$4,377,435	$1,405,993	$1,153,710	$808,453	$674,631

(3)	Mr. Kessler was one of our PEOs during each of 2023 and 2022. Mr. Kessler resigned from the Company as our Chief Executive Officer and President as of November 15, 2023.
(4)	Mr. David J. Rintoul was our PEO during 2020 and 2021, and one of our PEOs during 2022. Mr. Rintoul resigned from the Company as our Chief Executive Officer and President on June 30, 2022.
(5)	The identity of the non-PEO NEOs for each of 2023, 2022, 2021 and 2020 are as follows:

Year	Non-PEO NEOs
2020	Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2021	Timothy K. Flanagan, Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2022	Timothy K. Flanagan, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2023	Catherine Hedoux-Delgado, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

(6)
Average “compensation actually paid” for our
non-PEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not necessarily reflect the actual amount of compensation earned by or paid to our non-PEO
NEOs during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the non-PEO
NEOs’ compensation for each fiscal year, please see the “
Compensation Discussion
 & Analysis
” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022	2023
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
SCT Total Compensation	$1,146,426	$6,471,272	$1,538,305	$1,423,584
Less: Stock Award Values Reported in SCT for the Covered Year	$(238,765)	$(334,400)	$(525,690)	$(547,345)
Less: Option Award Values Reported in SCT for the Covered Year	$(80,843)	$(194,973)	$(228,750)	$(168,122)
Plus: Covered Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$442,880	—	$331,139	$138,925
Change in Fair Value (from Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Year	$5,333	$(1,126)	$(10,251)	$(130,762)
Change in Fair Value (from Prior Year-End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year	$(26,400)	$108,379	$(6,934)	$10,748
Fair Value as of Vesting Date for Stock and Option Awards Granted and Vested in the Covered Year	$213	$617,144	—	—
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited in the Covered Year	—	—	—	—
Compensation Actually Paid	$1,248,844	$6,656,296	$1,097,819	$727,028

(7)
A
non-GAAP
financial measure. See Appendix A to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net (Loss) Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP. Please see the “
Compensation Discussion and Analysis
” section above for more information about adjusted EBITDA, including how we use it in our executive compensation program.

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote
(5)	The identity of the non-PEO NEOs for each of 2023, 2022, 2021 and 2020 are as follows:

Year	Non-PEO NEOs
2020	Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2021	Timothy K. Flanagan, Quinn J. Coburn, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2022	Timothy K. Flanagan, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

2023	Catherine Hedoux-Delgado, Jeremy S. Halford, Iñigo Perez Ortiz, Gina K. Gunning

Adjustment To PEO Compensation, Footnote
(2)
“Compensation actually paid” to our Interim CEO and each of our former CEOs in each of 2023, 2022, 2021, and 2020 (each, a “Covered Year”), as applicable, reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not necessarily reflect the actual amount of compensation earned by or paid to our Interim CEO or each of our former CEOs during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the Interim CEO’s and each of our former CEOs’ compensation for each fiscal year, please see the “
Compensation Discussion
 & Analysis
” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022		2023
	Rintoul	Rintoul	Rintoul	Kessler	Flanagan	Kessler
SCT Total Compensation	$2,433,525	$3,445,257	$1,406,150	$1,407,268	$1,535,021	$3,521,684
Less: Stock Award Values Reported in SCT for the Covered Year	$(765,850)	$(1,170,960)	—	$(446,112)	$(612,905)	$(2,005,011)
Less: Option Award Values Reported in SCT for the Covered Year	$(259,307)	$(662,909)	—	$(244,961)	$(130,866)	$(545,275)
Plus: Covered Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$1,426,122	$903	$255	$437,515	$153,054	$421,261
Change in Fair Value (from Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Year	$85,601	—	$(412)	—	$(148,367)	—
Change in Fair Value (from Prior Year-End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year	$(145,001)	$675,793	—	—	$12,515	$70,374
Fair Value as of Vesting Date for Stock and Option Awards Granted and Vested in the Covered Year	$(83,661)	$2,089,351	—	—	—	—
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited in the Covered Year	—	—	—	—	—	$(788,402)
Compensation Actually Paid	$2,691,429	$4,377,435	$1,405,993	$1,153,710	$808,453	$674,631

Non-PEO NEO Average Total Compensation Amount	$ 1,423,584	$ 1,538,305	$ 6,471,272	$ 1,146,426
Non-PEO NEO Average Compensation Actually Paid Amount	$ 727,028	1,097,819	6,656,296	1,248,844
Adjustment to Non-PEO NEO Compensation Footnote
(6)
Average “compensation actually paid” for our
non-PEO
NEOs in each of 2023, 2022, 2021 and 2020 reflects the respective amounts set forth in the table above, adjusted as set forth in the table below, as determined in accordance with SEC rules. The dollar amounts reflected in the table above do not necessarily reflect the actual amount of compensation earned by or paid to our non-PEO
NEOs during the applicable year. For information regarding the decisions made by our Human Resources and Compensation Committee in regards to the non-PEO
NEOs’ compensation for each fiscal year, please see the “
Compensation Discussion
 & Analysis
” sections of the proxy statements reporting pay for the fiscal years covered in the table above.

	2020	2021	2022	2023
	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
SCT Total Compensation	$1,146,426	$6,471,272	$1,538,305	$1,423,584
Less: Stock Award Values Reported in SCT for the Covered Year	$(238,765)	$(334,400)	$(525,690)	$(547,345)
Less: Option Award Values Reported in SCT for the Covered Year	$(80,843)	$(194,973)	$(228,750)	$(168,122)
Plus: Covered Year-End Fair Value for Stock and Option Awards Granted in the Covered Year	$442,880	—	$331,139	$138,925
Change in Fair Value (from Prior Year-End to Covered Year-End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Year	$5,333	$(1,126)	$(10,251)	$(130,762)
Change in Fair Value (from Prior Year-End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year	$(26,400)	$108,379	$(6,934)	$10,748
Fair Value as of Vesting Date for Stock and Option Awards Granted and Vested in the Covered Year	$213	$617,144	—	—
Less: Prior Year-End Fair Value of Stock and Option Awards Forfeited in the Covered Year	—	—	—	—
Compensation Actually Paid	$1,248,844	$6,656,296	$1,097,819	$727,028

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Tabular List of Performance Measures
Listed below are the performance measures that in our assessment represent the most important performance measures used by us to link compensation actually paid to our named executive officers for 2023 to Company performance.

Performance Measure	Nature	Explanation
Adjusted EBITDA	Financial Measure	A
non-GAAP
financial measure. See Appendix A to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net (Loss) Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.
Adjusted Free Cash Flow	Financial Measure	A
non-GAAP
financial measure. See Appendix A to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net Cash Provided by Operating Activities, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.
Relative Total Shareholder Return	Financial Measure	Our PSUs are based on our relative total shareholder return achievement, with total shareholder return (measured by stock performance price and any dividends reinvested) for us compared against that for a peer group.

Total Shareholder Return Amount	$ 19	42	104	93
Peer Group Total Shareholder Return Amount	238	179	156	121
Net Income (Loss)	$ (255,250,000)	$ 382,962,000	$ 388,330,000	$ 434,374,000
Company Selected Measure Amount	20,484,000	536,464,000	669,940,000	658,946,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	A
non-GAAP
	financial measure. See Appendix A to this Proxy Statement for additional information, including how we define this financial measure and a reconciliation to Net (Loss) Income, the most directly comparable financial measure calculated and presented in accordance with U.S. GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Flanagan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,535,021
PEO Actually Paid Compensation Amount	$ 808,453
PEO Name	Mr. Flanagan
Kessler [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,521,684	$ 1,407,268
PEO Actually Paid Compensation Amount	$ 674,631	1,153,710
PEO Name	Mr. Kessler
David J. Rintoul [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,406,150	$ 3,445,257	$ 2,433,525
PEO Actually Paid Compensation Amount		1,405,993	4,377,435	2,691,429
PEO Name	Mr. David J. Rintoul
PEO | Flanagan [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (612,905)
PEO | Flanagan [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,866)
PEO | Flanagan [Member] | Covered Year End Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	153,054
PEO | Flanagan [Member] | Change in Fair Value (from Prior Year End to Covered Year End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148,367)
PEO | Flanagan [Member] | Change in Fair Value (from Prior Year End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,515
PEO | Kessler [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,005,011)	(446,112)
PEO | Kessler [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(545,275)	(244,961)
PEO | Kessler [Member] | Covered Year End Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	421,261	437,515
PEO | Kessler [Member] | Change in Fair Value (from Prior Year End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,374
PEO | Kessler [Member] | Fair Value of Stock and Option Awards Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(788,402)
PEO | David J. Rintoul [Member] | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,170,960)	(765,850)
PEO | David J. Rintoul [Member] | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(662,909)	(259,307)
PEO | David J. Rintoul [Member] | Covered Year End Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		255	903	1,426,122
PEO | David J. Rintoul [Member] | Change in Fair Value (from Prior Year End to Covered Year End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(412)		85,601
PEO | David J. Rintoul [Member] | Change in Fair Value (from Prior Year End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			675,793	(145,001)
PEO | David J. Rintoul [Member] | Fair Value as of Vesting Date for Stock and Option Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,089,351	(83,661)
Non-PEO NEO | Stock Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(547,345)	(525,690)	(334,400)	(238,765)
Non-PEO NEO | Option Award Values Reported in SCT for the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(168,122)	(228,750)	(194,973)	(80,843)
Non-PEO NEO | Covered Year End Fair Value for Stock and Option Awards Granted in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,925	331,139		442,880
Non-PEO NEO | Change in Fair Value (from Prior Year End to Covered Year End) of Outstanding Unvested Stock and Option Awards Granted Prior to Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,762)	(10,251)	(1,126)	5,333
Non-PEO NEO | Change in Fair Value (from Prior Year End to Vesting Date) of Stock and Option Awards Granted Prior to Covered Year that Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,748	$ (6,934)	108,379	(26,400)
Non-PEO NEO | Fair Value as of Vesting Date for Stock and Option Awards Granted and Vested in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 617,144	$ 213